Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and deposits in bank	$ 54,918	$ 59,751
Time deposits	220,047	269,392
Bonds acquired under repurchase agreements	10,024	30,310
Total cash and cash equivalents	284,989	359,453
Restricted cash	22,138	22,070
Total cash ,cash equivalents, and restricted cash	$ 307,127	$ 381,523	$ 321,177	$ 202,156